REVENUE - Summary Of Company's Revenue Disaggregated By Primary Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 1,069,582	$ 1,190,397	$ 3,478,743	$ 4,570,970	$ 3,613,478
Reportable Subsegments [Member] | Media Rights [Member ]
Disaggregation of Revenue [Line Items]
Revenue	500,779	339,463	1,340,498	1,488,147	907,261
Reportable Subsegments [Member] | Media Production Distribution and Content [Member]
Disaggregation of Revenue [Line Items]
Revenue	145,823	147,775	544,630	859,256	545,559
Reportable Subsegments [Member] | Events and Performance [Member]
Disaggregation of Revenue [Line Items]
Revenue	235,412	483,446	939,740	1,097,435	1,155,492
Reportable Subsegments [Member] | Talent Representation and Licensing [Member]
Disaggregation of Revenue [Line Items]
Revenue	146,745	147,977	474,704	814,024	745,221
Reportable Subsegments [Member] | Marketing [Member]
Disaggregation of Revenue [Line Items]
Revenue	43,241	75,016	190,434	334,920	276,550
Eliminations [Member]
Disaggregation of Revenue [Line Items]
Revenue	(2,418)	(3,280)	(11,263)	(22,812)	(16,605)
Owned Sports Properties [Member]
Disaggregation of Revenue [Line Items]
Revenue	283,481	232,167	952,624	935,765	772,732
Owned Sports Properties [Member] | Reportable Subsegments [Member] | Media Rights [Member ]
Disaggregation of Revenue [Line Items]
Revenue	177,653	122,814	555,124	542,406	264,380
Owned Sports Properties [Member] | Reportable Subsegments [Member] | Media Production Distribution and Content [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,187	2,136	5,956	7,136	5,768
Owned Sports Properties [Member] | Reportable Subsegments [Member] | Events and Performance [Member]
Disaggregation of Revenue [Line Items]
Revenue	103,641	107,217	391,544	386,223	502,584
Events Experiences Rights [Member]
Disaggregation of Revenue [Line Items]
Revenue	539,610	668,776	1,593,509	1,984,221	1,551,222
Events Experiences Rights [Member] | Reportable Subsegments [Member] | Media Rights [Member ]
Disaggregation of Revenue [Line Items]
Revenue	323,126	216,649	785,374	945,741	642,881
Events Experiences Rights [Member] | Reportable Subsegments [Member] | Media Production Distribution and Content [Member]
Disaggregation of Revenue [Line Items]
Revenue	84,713	75,898	259,939	327,268	255,433
Events Experiences Rights [Member] | Reportable Subsegments [Member] | Events and Performance [Member]
Disaggregation of Revenue [Line Items]
Revenue	131,771	376,229	548,196	711,212	652,908
Representation [Member]
Disaggregation of Revenue [Line Items]
Revenue	248,909	292,734	943,873	1,673,796	1,306,129
Representation [Member] | Reportable Subsegments [Member] | Media Production Distribution and Content [Member]
Disaggregation of Revenue [Line Items]
Revenue	58,923	69,741	278,735	524,852	284,358
Representation [Member] | Reportable Subsegments [Member] | Talent Representation and Licensing [Member]
Disaggregation of Revenue [Line Items]
Revenue	146,745	147,977	474,704	814,024	745,221
Representation [Member] | Reportable Subsegments [Member] | Marketing [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 43,241	$ 75,016	$ 190,434	$ 334,920	$ 276,550